STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund

May 31, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3%
Municipal Securities - 4.6%
California Earthquake Authority, Revenue Bonds, Ser. A	5.49	7/1/2024	2,000,000		1,998,866
Chicago II, GO, Ser. B	7.75	1/1/2025	2,008,000	[a]	2,034,337
Connecticut, GO, Ser. A	0.92	6/1/2025	250,000		239,596
				4,272,799
U.S. Government Agencies Collateralized Mortgage Obligations - 13.5%
Federal Home Loan Mortgage Corp., REMIC, Ser. 3563, Cl. BD	4.00	8/15/2024	1,866	[b]	1,860
Federal Home Loan Mortgage Corp., REMIC, Ser. 3627, Cl. QH	4.00	1/15/2025	62,467	[b]	62,043
Federal Home Loan Mortgage Corp., REMIC, Ser. 3640, Cl. GM	4.00	3/15/2025	37,774	[b]	37,523
Federal Home Loan Mortgage Corp., REMIC, Ser. 3780, Cl. AV	4.00	4/15/2031	201,333	[b]	195,199
Federal Home Loan Mortgage Corp., REMIC, Ser. 3810, Cl. QB	3.50	2/15/2026	118,831	[b]	116,921
Federal Home Loan Mortgage Corp., REMIC, Ser. 3816, Cl. HA	3.50	11/15/2025	271,956	[b]	267,783
Federal Home Loan Mortgage Corp., REMIC, Ser. 3820, Cl. TB	3.50	3/15/2026	189,605	[b]	186,353
Federal Home Loan Mortgage Corp., REMIC, Ser. 3909, Cl. NG	4.00	8/15/2026	278,270	[b]	274,163
Federal Home Loan Mortgage Corp., REMIC, Ser. 3964, Cl. QA	3.00	11/15/2026	145,916	[b]	141,945
Federal Home Loan Mortgage Corp., REMIC, Ser. 4020, Cl. PC	1.75	3/15/2027	53,527	[b]	51,743
Federal Home Loan Mortgage Corp., REMIC, Ser. 4029, Cl. LA	2.00	1/15/2027	147,755	[b]	145,941
Federal Home Loan Mortgage Corp., REMIC, Ser. 4216, Cl. KC	1.75	6/15/2028	311,783	[b]	299,123
Federal Home Loan Mortgage Corp., REMIC, Ser. 4287, Cl. AB	2.00	12/15/2026	92,154	[b]	86,923
Federal Home Loan Mortgage Corp., REMIC, Ser. 4313, Cl. ME	3.00	4/15/2039	533,939	[b]	507,203
Federal Home Loan Mortgage Corp., REMIC, Ser. 4340, Cl. VD	3.00	7/15/2037	240,154	[b]	237,034
Federal Home Loan Mortgage Corp., REMIC, Ser. 4386, Cl. AB	3.00	9/15/2029	98,787	[b]	96,777
Federal Home Loan Mortgage Corp., REMIC, Ser. 4465, Cl. BA	2.50	12/15/2039	62,281	[b]	61,840

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 13.5% (continued)
Federal Home Loan Mortgage Corp., REMIC, Ser. 4569, Cl. DV	3.00	8/15/2027	649,519	[b]	627,351
Federal Home Loan Mortgage Corp., REMIC, Ser. 5058, Cl. CD	1.00	6/15/2027	292,337	[b]	281,634
Federal National Mortgage Association, REMIC, Ser. 2010-112, Cl. CY	4.00	10/25/2025	56,579	[b]	56,213
Federal National Mortgage Association, REMIC, Ser. 2011-88, Cl. M	3.50	9/25/2026	86,627	[b]	85,223
Federal National Mortgage Association, REMIC, Ser. 2012-148, Cl. DC	1.50	1/25/2028	430,658	[b]	410,423
Federal National Mortgage Association, REMIC, Ser. 2012-152, CI. PC	1.75	8/25/2042	422,506	[b]	415,280
Federal National Mortgage Association, REMIC, Ser. 2012-78, Cl. KB	1.75	7/25/2027	115,503	[b]	110,407
Federal National Mortgage Association, REMIC, Ser. 2012-98, Cl. YM	1.50	9/25/2027	371,412	[b]	352,913
Federal National Mortgage Association, REMIC, Ser. 2013-137, Cl. V	3.50	10/25/2028	76,827	[b]	74,477
Federal National Mortgage Association, REMIC, Ser. 2013-30, Cl. DA	1.75	4/25/2028	141,159	[b]	133,735
Federal National Mortgage Association, REMIC, Ser. 2013-39, Cl. MP	1.75	5/25/2028	446,250	[b]	422,635
Federal National Mortgage Association, REMIC, Ser. 2014-34, Cl. LC	2.50	6/25/2029	139,222	[b]	134,663
Federal National Mortgage Association, REMIC, Ser. 2015-33, Cl. P	2.50	6/25/2045	620,707	[b]	581,685
Federal National Mortgage Association, REMIC, Ser. 2017-9, Cl. HA	3.00	12/25/2042	164,021	[b]	161,845
Federal National Mortgage Association, REMIC, Ser. 2017-99, Cl. VM	3.50	3/25/2029	1,239,384	[b]	1,180,821
Federal National Mortgage Association, REMIC, Ser. 2020-28, Cl. V	3.50	2/25/2048	356,190	[b]	348,761
Government National Mortgage Association, Ser. 2010-6, Cl. AB	3.00	11/20/2039	209,231		204,232

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 13.5% (continued)
Government National Mortgage Association, Ser. 2012-101, Cl. MA	2.50	5/20/2040	278,164		268,110
Government National Mortgage Association, Ser. 2012-51, Cl. VQ	3.50	4/20/2025	172,371		169,750
Government National Mortgage Association, Ser. 2016-23, CI. KA	4.02	1/20/2031	46,032		44,999
Government National Mortgage Association, Ser. 2022-152, Cl. BC	3.00	10/20/2035	1,426,042		1,386,185
Government National Mortgage Association, Ser. 2022-87, Cl. A	3.50	1/20/2040	1,230,927		1,198,493
Government National Mortgage Association, Ser. 2022-90, CI. KB	3.00	9/20/2044	1,241,254		1,165,565
Government National Mortgage Association, Ser. 2022-94, Cl. A	3.50	8/20/2031	8,920		8,891
				12,594,665
U.S. Government Agencies Collateralized Municipal-Backed Securities - 28.7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K044, Cl. A2	2.81	1/25/2025	1,405,102	[b]	1,381,091
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K045, Cl. A2	3.02	1/25/2025	1,303,688	[b]	1,281,434
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KC03, Cl. A2	3.50	1/25/2026	1,376,989	[b]	1,340,624
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KL1P, Cl. A1P	2.54	10/25/2025	853,971	[b]	834,774
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KLU1, Cl. A1	2.38	1/25/2025	384,564	[b]	377,040
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KW02, Cl. A1	2.90	4/25/2026	191,331	[b]	186,264
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. X2FX, Cl. A2	2.41	9/25/2025	677,291	[b]	657,761

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities - 28.7% (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. X3FX, Cl. A1FX	3.00	3/25/2025	1,093,893	[b]	1,079,191
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2017-SB41, Cl. A10F	2.94	9/25/2027	1,537,851	[b]	1,436,998
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2018-SB51, CI. A5H, (1 Month SOFR +0.81%)	6.14	4/25/2038	522,428	[b,c]	519,191
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2019-SB67, CI. A5H	2.24	8/25/2039	673,334	[b]	655,522
Federal Home Loan Mortgage Corp. Small Business Mortgage Trust, Ser. 2019-SB68, CI. A5H	2.39	8/25/2039	348,158	[b]	332,116
Federal National Mortgage Association, ACES, Ser. 2014-M13, Cl. A2	3.02	8/25/2024	186,503	[b]	185,289
Federal National Mortgage Association, ACES, Ser. 2017-M10, CI. AV2	2.51	7/25/2024	766,672	[b]	761,753
Government National Mortgage Association, Ser. 2011-103, Cl. B	3.72	7/16/2051	440,808		417,346
Government National Mortgage Association, Ser. 2012-142, CI. BC	2.46	3/16/2049	1,028,893		937,441
Government National Mortgage Association, Ser. 2012-150, CI. A	1.90	11/16/2052	587,237		493,346
Government National Mortgage Association, Ser. 2013-105, Cl. A	1.71	2/16/2037	202,923		199,746
Government National Mortgage Association, Ser. 2013-142, Cl. V	3.10	2/16/2025	275,072		269,917
Government National Mortgage Association, Ser. 2013-158, Cl. AB	3.02	8/16/2053	1,223,522		1,131,612
Government National Mortgage Association, Ser. 2013-29, CI. AB	1.77	10/16/2045	145,753		132,051
Government National Mortgage Association, Ser. 2013-29, CI. AD	1.51	8/16/2041	222,957		217,622
Government National Mortgage Association, Ser. 2014-82, Cl. VG	2.86	12/16/2046	617,153		597,090
Government National Mortgage Association, Ser. 2015-188, CI. VD	2.50	3/16/2032	380,889		354,076
Government National Mortgage Association, Ser. 2017-70, CI. A	2.50	10/16/2057	63,237		62,410
Government National Mortgage Association, Ser. 2017-94, CI. AK	2.40	5/16/2051	1,161,035		1,049,837

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.3% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities - 28.7% (continued)
Government National Mortgage Association, Ser. 2018-123, Cl. D	3.10	1/16/2059	1,128,356		1,068,248
Government National Mortgage Association, Ser. 2018-149, CI. A	3.00	7/16/2048	246,196		232,560
Government National Mortgage Association, Ser. 2019-34, Cl. AL	3.15	5/16/2059	1,200,290		1,150,181
Government National Mortgage Association, Ser. 2019-55, Cl. AE	3.00	12/16/2059	1,015,626		929,047
Government National Mortgage Association, Ser. 2022-147, CI. A	2.20	10/16/2062	1,927,676		1,751,254
Government National Mortgage Association, Ser. 2022-3, CI. AM	1.60	9/16/2051	946,039		770,022
Government National Mortgage Association, Ser. 2022-53, Cl. AE	1.50	4/16/2046	2,723,498		2,394,644
Government National Mortgage Association, Ser. 2022-82, Cl. AC	2.00	5/16/2048	1,874,795		1,666,551
				26,854,049
U.S. Government Agencies Mortgage-Backed - 22.1%
Federal Home Loan Mortgage Corp.:
2.50%, 3/1/2027-12/1/2027			1,391,258	[b]	1,338,932
3.50%, 10/1/2026-5/1/2027			166,990	[b]	163,078
4.50%, 11/1/2024-2/1/2034			170,062	[b]	167,734
Federal National Mortgage Association:
1.91%, 9/1/2051, (1 Month SOFR +2.35%)			2,251,862	[b,c]	2,093,855
2.39%, 6/1/2025			312,298	[b]	306,314
2.45%, 4/1/2025			2,619,600	[b]	2,548,830
2.50%, 11/1/2026-3/1/2028			1,809,350	[b]	1,735,860
2.88%, 6/1/2024			884,523	[b]	881,113
2.89%, 1/1/2025			1,000,000	[b]	981,701
2.95%, 11/1/2025			1,000,000	[b]	966,807
2.96%, 9/1/2047, (1 Month RFUCCT1Y +1.62%)			1,411,008	[b,c]	1,446,818
3.00%, 1/1/2028			206,239	[b]	199,486
3.11%, 12/1/2024			1,840,294	[b]	1,812,169
3.44%, 11/1/2049, (1 Month RFUCCT1Y +1.61%)			1,267,102	[b,c]	1,264,988
3.50%, 2/1/2031			1,194,267	[b]	1,155,600
4.00%, 7/1/2029-3/1/2034			410,705	[b]	404,124
4.01%, 11/1/2049, (1 Month RFUCCT1Y +1.61%)			1,424,102	[b,c]	1,450,427
4.51%, 1/1/2050, (1 Month RFUCCT1Y +1.59%)			947,103	[b,c]	960,316
5.00%, 3/1/2027			6,762	[b]	6,697
5.10%, 10/1/2024			650,630	[b]	646,768

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.3% (continued)
U.S. Government Agencies Mortgage-Backed - 22.1% (continued)
Government National Mortgage Association I:
4.00%, 8/15/2024-7/15/2027			41,855	41,414
Government National Mortgage Association II:
3.50%, 3/20/2026			51,283	50,412
4.50%, 7/20/2024-5/20/2025			79,693	78,950
				20,702,393
U.S. Government Agencies Obligations - 2.1%
Federal Home Loan Mortgage Corp., Notes	5.38	2/8/2027	2,000,000	[b] 1,996,311
U.S. Treasury Securities - 28.3%
U.S. Treasury Notes	1.50	8/15/2026	4,000,000	3,726,094
U.S. Treasury Notes	3.75	4/15/2026	3,000,000	2,938,594
U.S. Treasury Notes	3.88	1/15/2026	3,000,000	2,948,379
U.S. Treasury Notes	4.00	2/15/2026	3,000,000	[d] 2,953,418
U.S. Treasury Notes	4.25	3/15/2027	5,500,000	[d] 5,437,051
U.S. Treasury Notes	4.50	7/15/2026	3,500,000	3,476,484
U.S. Treasury Notes	4.63	10/15/2026	4,250,000	4,235,308
U.S. Treasury Notes	5.00	10/31/2025	750,000	749,429
				26,464,757
Total Bonds and Notes (cost $96,521,775)			92,884,974
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $384,102)	5.43		384,102	[e] 384,102
Total Investments (cost $96,905,877)			99.7%	93,269,076
Cash and Receivables (Net)			0.3%	249,266
Net Assets			100.0%	93,518,342

ACES—Alternative Credit Enhancement Securities

GO—General Obligation

REMIC—Real Estate Mortgage Investment Conduit

RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year

SOFR—Secured Overnight Financing Rate

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

d Security, or portion thereof, on loan. At May 31, 2024, the value of the fund’s securities on loan was $8,390,469 and the value of the collateral was $8,634,245, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of May 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Investment Companies	384,102	-	-	384,102
Municipal Securities	-	4,272,799	-	4,272,799
U.S. Government Agencies Collateralized Mortgage Obligations	-	12,594,665	-	12,594,665
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	26,854,049	-	26,854,049
U.S. Government Agencies Mortgage-Backed	-	20,702,393	-	20,702,393
U.S. Government Agencies Obligations	-	1,996,311	-	1,996,311
U.S. Treasury Securities	-	26,464,757	-	26,464,757

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2024, accumulated net unrealized depreciation on investments was $3,636,801, consisting of $107,025 gross unrealized appreciation and $3,743,826 gross unrealized depreciation.

At May 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.